AB Large Cap Growth Fund, Inc.

Portfolio of Investments

April 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.1%
Information Technology – 38.3%
Communications Equipment – 2.6%
Arista Networks, Inc.(a)	2,608,498	$301,464,114
Motorola Solutions, Inc.	610,231	130,400,262

		431,864,376

Electronic Equipment, Instruments & Components – 3.0%
Amphenol Corp. - Class A	2,501,499	178,857,178
Cognex Corp.	1,213,920	82,097,410
IPG Photonics Corp.(a)	442,111	41,770,647
Zebra Technologies Corp. - Class A(a)	526,654	194,682,918

		497,408,153

IT Services – 6.5%
EPAM Systems, Inc.(a)	573,630	152,006,214
PayPal Holdings, Inc.(a)	600,985	52,844,611
Shopify, Inc. - Class A(a)	99,690	42,549,686
Visa, Inc. - Class A(b)	3,827,726	815,803,242

		1,063,203,753

Semiconductors & Semiconductor Equipment – 10.4%
Advanced Micro Devices, Inc.(a)	1,898,724	162,378,876
ASML Holding NV ADR	247,280	139,409,046
Entegris, Inc.	1,622,309	180,709,000
NVIDIA Corp.	2,401,732	445,449,234
QUALCOMM, Inc.	5,102,426	712,757,888
Texas Instruments, Inc.	388,601	66,159,320

		1,706,863,364

Software – 15.8%
Adobe, Inc.(a)	950,693	376,426,893
Autodesk, Inc.(a)	800,223	151,466,209
Fortinet, Inc.(a)	831,253	240,240,430
Manhattan Associates, Inc.(a)	380,508	49,675,319
Microsoft Corp.	5,555,290	1,541,704,081
PTC, Inc.(a)	1,218,489	139,163,629
Tyler Technologies, Inc.(a)	246,544	97,313,382

		2,595,989,943

		6,295,329,589

Health Care – 22.0%
Biotechnology – 3.9%
Vertex Pharmaceuticals, Inc.(a)	2,383,874	651,322,054

Health Care Equipment & Supplies – 7.4%
ABIOMED, Inc.(a)	279,017	79,960,692
Align Technology, Inc.(a)	481,660	139,638,051
Edwards Lifesciences Corp.(a)	3,118,558	329,881,065
IDEXX Laboratories, Inc.(a)	587,617	252,957,366
Intuitive Surgical, Inc.(a)	1,743,742	417,277,461

		1,219,714,635

Company	Shares	U.S. $ Value

Health Care Providers & Services – 4.8%
UnitedHealth Group, Inc.	1,540,639	$783,491,963

Health Care Technology – 1.3%
Veeva Systems, Inc. - Class A(a)	1,155,296	210,206,107

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)	209,043	62,012,606
Mettler-Toledo International, Inc.(a)	64,248	82,078,747

		144,091,353

Pharmaceuticals – 3.7%
Zoetis, Inc.	3,448,775	611,295,369

		3,620,121,481

Consumer Discretionary – 13.0%
Hotels, Restaurants & Leisure – 0.6%
Domino’s Pizza, Inc.	305,503	103,260,014

Internet & Direct Marketing Retail – 5.8%
Amazon.com, Inc.(a)	333,234	828,296,428
Etsy, Inc.(a)	1,329,938	123,936,922

		952,233,350

Specialty Retail – 3.6%
Burlington Stores, Inc.(a)	544,272	110,792,008
Home Depot, Inc. (The)	1,603,330	481,640,332

		592,432,340

Textiles, Apparel & Luxury Goods – 3.0%
NIKE, Inc. - Class B	3,948,745	492,408,501

		2,140,334,205

Communication Services – 9.3%
Interactive Media & Services – 9.3%
Alphabet, Inc. - Class C(a)	564,149	1,297,164,720
Meta Platforms, Inc. - Class A(a)	1,146,887	229,916,437

		1,527,081,157

Industrials – 6.2%
Building Products – 0.8%
Allegion PLC	500,372	57,162,497
Trex Co., Inc.(a)	1,231,606	71,667,153

		128,829,650

Commercial Services & Supplies – 1.8%
Copart, Inc.(a)	2,574,972	292,645,568

Electrical Equipment – 0.9%
AMETEK, Inc.	1,111,345	140,318,420

Company	Shares	U.S. $ Value

Industrial Conglomerates – 2.0%
Roper Technologies, Inc.	706,251	$331,881,470

Machinery – 0.7%
IDEX Corp.	610,496	115,884,351

		1,009,559,459

Consumer Staples – 5.4%
Beverages – 2.1%
Monster Beverage Corp.(a)	4,079,563	349,536,958

Food & Staples Retailing – 3.3%
Costco Wholesale Corp.	997,590	530,438,555

		879,975,513

Materials – 0.9%
Chemicals – 0.9%
Sherwin-Williams Co. (The)	531,931	146,259,748

Total Common Stocks (cost $10,951,023,355)		15,618,661,152

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.22%(c) (d) (e) (cost $744,323,116)	744,323,116	744,323,116

Total Investments – 99.6% (cost $11,695,346,471)(f)		16,362,984,268
Other assets less liabilities – 0.4%		61,929,985

Net Assets – 100.0%		$16,424,914,253

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,208,416,213 and gross unrealized depreciation of investments was $(540,778,415), resulting in net unrealized appreciation of $4,667,637,798.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Large Cap Growth Fund, Inc.

April 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$15,618,661,152	$—	$—	$15,618,661,152
Short-Term Investments	744,323,116	—	—	744,323,116

Total Investments in Securities	16,362,984,268	—	—	16,362,984,268
Other Financial Instruments(b)	—	—	—	—

Total	$16,362,984,268	$—	$—	$16,362,984,268

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2022 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,032,212	$2,615,484	$2,903,373	$744,323	$266